UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2002
                                                --------------------------------

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Krevlin Advisers, LLC
         ------------------------------------------
Address:       650 Madison Avenue, 26th Floor
         ------------------------------------------
               New York, New York 10022
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Form 13F File Number: 28-
                         -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Glenn J. Krevlin
         ------------------------------------------
Title:         Managing Memeber
         ------------------------------------------
Phone:         (212) 610-9055
         ------------------------------------------

Signature, Place, and Date of Signing:

/s/ Glenn J. Krevlin               New York, NY                  02/14/03
----------------------------     -----------------            --------------
      [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name

28-
   -------------------    ----------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  2
                                        ---------------------
Form 13F Information Table Entry Total:            54
                                        ---------------------
Form 13F Information Table Value Total:   232,425,924
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                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 No.      Form 13F File Number     Name

 01       28- N/A                        GJK Capital Management, LLC
 ------       ------------------   ------------------------------------------

 02       28- N/A                        Glenhill Overseas Management, LLC
 ------       ------------------   ------------------------------------------
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                                  FORM 13F INFORMATION TABLE



            COLUMN 1             COLUMN 2    COLUMN 3      COLUMN 4         COLUMN 5            COLUMN 6   COLUMN 7     COLUMN 8
            --------             --------    --------      --------         --------            --------   --------     --------
                                  Title                                                                                  Voting
                                    of                      Value      Shares or    Sh/ Put/   Investment   Other      Authority
         Name of Issuer           Class       CUSIP        (x$1000)     Prn Amt     Prn call   Discretion  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing In       Com      053015 10 3        3,148          80,200  SH          Sole                    3,147,850
American Eagle Outfitters          Com      02553E 10 6        1,873         135,900  SH          Sole                    1,872,702
Amazon.Com Inc                     Com      023135 10 6        1,889         100,000  SH          Sole                    1,889,000
Abercrombie & Fitch Co.            Com      002896 20 7        7,278         355,700  SH          Sole                    7,277,622
Apogent Technologies Inc           Com      03760A 10 1        8,270         397,600  SH          Sole                    8,270,080
Activision Inc                     Com      004930 20 2        6,784         465,000  SH          Sole                    6,784,350
Best Buy Co Inc                    Com      086516 10 1        2,415         100,000  SH          Sole                    2,415,000
BJ's Wholesale                     Com      05548J 10 6        1,995         109,000  SH          Sole                    1,994,700
Benihana Inc Cl-A (New)            Com      082047 20 0          473          35,074  SH          Sole                      473,148
Casual Male Retail Group           Com      148711 10 4        8,417       2,175,000  SH          Sole                    8,417,250
Cree, Inc.                         Com      225447 10 1          595          36,401  SH          Sole                      595,156
Delta & Pine                       Com      247357 10 6        3,137         153,700  SH          Sole                    3,137,017
Bottomline Technologies I          Com      101388 10 6        1,084         179,406  SH          Sole                    1,083,612
Family Dollar Stores Inc           Com      307000 10 9       12,840         411,400  SH          Sole                   12,839,794
Fleming Companies Inc              Com      339130 10 6          532          81,000  SH          Sole                      532,170
Footstar Inc.                      Com      344912 10 0        1,340         192,500  SH          Sole                    1,339,800
Great Atlantic & Pacific           Com      390064 10 3        2,359         292,700  SH          Sole                    2,359,162
Guess ?, Inc.                      Com      401617 10 5        8,858       2,114,000  SH          Sole                    8,857,660
Corning Incorporated               Com      219350 10 5        1,655         500,000  SH          Sole                    1,655,000
Harman International               Com      413086 10 9        3,975          66,800  SH          Sole                    3,974,600
Jack In The Box Inc                Com      466367 10 9          150           8,700  SH          Sole                      150,423
CarMax Inc                         Com      143130 10 2        1,252          70,000  SH          Sole                    1,251,600
Longs Drug Store Corp              Com      543162 10 1        5,714         275,500  SH          Sole                    5,713,870
Moore Ltd.                         Com      615785 10 2       13,840       1,520,900  SH          Sole                   13,840,190
M & F Worldwide Corp               Com      552541 10 4        2,701         500,300  SH          Sole                    2,701,620
Magna Entertainment                Com      559222 40 1        7,596       1,225,200  SH          Sole                    7,596,240
Championship Auto Racing           Com      158711 10 1        2,904         784,900  SH          Sole                    2,904,130
Newhall Land & Farming Co          Com      651426 10 8        5,997         208,600  SH          Sole                    5,997,250
Nautilus Group, Inc (The)          Com      63910B 10 2          334          25,000  SH          Sole                      334,000
Wild Oats Markets Inc              Com      96808B 10 7        8,529         826,500  SH          Sole                    8,529,480
Obie Media Corporation             Com      674391 10 7          152          44,700  SH          Sole                      151,980
Orthodontic Ctrs Amer Inc          Com      68750P 10 3          168          15,416  SH          Sole                      168,189
Opinion Research Corp              Com      683755 10 2        1,231         225,800  SH          Sole                    1,230,610
Overstock.Com Inc Del              Com      690370 10 1        6,797         522,815  SH          Sole                    6,796,595
Pier 1 Imports                     Com      720279 10 8        3,650         192,800  SH          Sole                    3,649,704
Catalina Marketing Corp            Com      148867 10 4       14,132         763,900  SH          Sole                   14,132,150
Probusiness Services Inc           Com      742674 10 4       18,694       1,869,400  SH          Sole                   18,694,000
Pathmark Stores Inc                Com      70322A 10 1        7,686       1,516,000  SH          Sole                    7,686,120
Reader'S Digest Assoc., I          Com      755267 10 1       13,335         883,100  SH          Sole                   13,334,810
Restoration Hardware Inc           Com      760981 10 0        4,599         918,000  SH          Sole                    4,599,180
Restoration Hardware Ser A Pfd     Com                         2,050         682,000  SH          Sole                    2,050,092
Resortquest Intl Inc               Com      761183 10 2        2,424         643,000  SH          Sole                    2,424,110
Silicon Laboratories Inc           Com      826919 10 2        2,602         136,395  SH          Sole                    2,602,417
Sandisk Corp                       Com      80004C 10 1        2,010          99,000  SH          Sole                    2,009,700
Sola International Inc             Com      834092 10 8       14,127       1,086,700  SH          Sole                   14,127,100
Sonic Corp                         Com      83545G 10 2          469          22,900  SH          Sole                      469,221
Foot Locker, Inc.                  Com      344849 10 4        6,456         614,900  SH          Sole                    6,456,450
Asf Put @ 15 Exp 1/03              Com      007094 95 5          217             250  SH    Put   Sole                      217,500
FLM Put @ 10 exp 1/18/03           Com      339130 95 6          391           1,150  SH    Put   Sole                      391,000
Glw Put @ 5 Exp 1/03               Com      219350 95 5          850           5,000  SH    Put   Sole                      850,000
GM Put @ 10 exp 1/04               Com      370442 95 5          450          10,000  SH    Put   Sole                      450,000
S Put @ 10 exp 1/17/04             Com      812387 95 8          591           6,216  SH    Put   Sole                      590,520
NLS Put @ 25 exp 4/03              Com      63910B 95 2        1,180           1,000  SH    Put   Sole                    1,180,000
U Put @ 5 Exp 01/03                Com      911905 95 7          230             500  SH    Put   Sole                      230,000
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